SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
12.	SUBSEQUENT EVENTS

On April 1, 2022, Tyler Hardy filed a putative securities class action lawsuit against Embark and certain of our executive officers and the former executive officers of Northern Genesis Acquisition Corp. II, captioned Hardy v. Embark Technology, Inc., et al., Case No. 3:22-cv-02090-JSC, in the United States District Court for the Northern District of California, purportedly on behalf of a class consisting of those who purchased or otherwise acquired Embark common stock between January 12, 2021 and January 5, 2022. The complaint alleges that defendants made false and/or misleading statements in violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 promulgated thereunder. Plaintiff Hardy does not quantify any damages in the complaint, but in addition to attorneys’ fees and costs, seeks to recover damages on behalf of himself and other persons who purchased or otherwise acquired Embark stock during the putative class period at allegedly inflated prices and purportedly suffered financial harm as a result.

Embark disputes the allegations in the above-reference matter, intends to defend the matter vigorously, and believes that the claims are without merit. Legal and regulatory proceedings, including the above-reference matter, may be based on complex claims involving substantial uncertainties and unascertainable damages. Accordingly, it is not possible to determine the probability of loss or estimate damages for the above-referenced matter, and therefore, Embark has not established reserves for this proceeding. When Embark determines that a loss is both probable and reasonable estimable, Embark will record a liability, and, if the liability is material, will disclose the amount of the liability reserved. Given that such proceedings are subject to uncertainty, there can be no assurance that legal proceedings individually or in the aggregate will not have a material adverse effect on our business, results of operations, financial condition or cash flows.